Purchase of Additional Ownership Interest in Joint Ventures - Additional Information (Detail) $ in Thousands			3 Months Ended																12 Months Ended
	Feb. 13, 2017 USD ($)	Nov. 29, 2016 USD ($)	Dec. 31, 2017 USD ($)	[1]	Sep. 30, 2017 USD ($)	[1]	Jun. 30, 2017 USD ($)	[1]	Mar. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]	Sep. 30, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Dec. 31, 2017 USD ($) Location		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Jul. 31, 2011
Business Acquisition [Line Items]
Revenues			$ 964,345		$ 1,229,591		$ 1,275,924		$ 872,095		$ 913,611		$ 1,241,232		$ 1,214,435		$ 851,424		$ 4,341,955	[1]	$ 4,220,702	[1]	$ 4,113,239
MEXICO
Business Acquisition [Line Items]
Revenues																			152,668		$ 140,278		$ 138,354
Carrier Enterprise II
Business Acquisition [Line Items]
Additional ownership interest acquired	10.00%	10.00%
Revenues																			$ 545,000
Cash consideration	$ 42,688	$ 42,909
Controlling interest, ownership percentage	80.00%																							60.00%
Carrier Enterprise II | Northeast U.S.
Business Acquisition [Line Items]
Number of locations | Location																			40
Carrier Enterprise II | MEXICO
Business Acquisition [Line Items]
Number of locations | Location																			14

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.